Summary of the stock option activity and changes during the period (Details)	Shares	Weighted Average Exercise Price	Weighted Average Remaining contractual Term (years)	Aggregate Intrinsic Value
Outstanding at Dec. 31, 2013	2,647,500	4.01	0	0
Granted	5,000	16.99	0	0
Forfeited	(62,000)	4.6	0	0
Exercised	(83,000)	3	0	0
Exercisable at Jun. 30, 2014	621,500	3.36	8	0
Outstanding at Jun. 30, 2014	2,507,500	4.06	8.2	33,602,125